SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan

	Number of	Weighted average grant
	ordinary shares	date fair value
(US$)

Outstanding, January 1, 2020	160,000	0.07

Granted	—	—
Vested	(160,000)	0.07
Forfeited	—	—

Outstanding, December 31, 2020	—	—

Outstanding, December 31, 2021	—	—

Outstanding, December 31, 2022	—	—

Schedule of total compensation expense relating to all options and RSUs recognized

	For the years ended December 31,
	2020	2021	2022
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	79	11	—	—
Sales and marketing expenses	32	5	—	—
General and administration expenses	367	47	—	—
Research and development expenses	176	24	—	—

	654	87	—	—

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2020	31,182,205	0.10	7.23	1.35

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,945,152)	0.08	—	—

Outstanding, December 31, 2020	21,237,053	0.11	5.40	—

Exercisable at December 31, 2020	13,529,251	0.11	5.40	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(2,139,904)	0.18	—	—

Outstanding, December 31, 2021	19,097,149	0.10	4.90	—

Exercisable at December 31, 2021	19,097,149	0.10	4.90	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(96,800)	0.07	—	—

Outstanding, December 31, 2022	19,000,349	0.10	4.11	—

Exercisable at December 31, 2022	19,000,349	0.10	4.11	—